CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
ASSETS:
Cash and cash equivalents	$ 4,012.1	218,740.2	188,043.0
Term placements	3,654.9	199,265.7	150,096.5
Investments held for trading, at fair value	1,602.8	87,383.5	77,043.4
Investments available for sale, at fair value (includes restricted investments of Rs. 544,169.2 and Rs. 805,912.3 (US$ 14,782.0), respectively)	18,673.4	1,018,071.5	807,080.4
Securities purchased under agreements to resell	1,228.9	67,000.0	20,868.3
Loans (net of allowance of Rs. 27,906.9 and Rs. 33,694.2 (US$ 618.0), respectively)	45,938.2	2,504,551.6	2,006,374.3
Accrued interest receivable	630.4	34,370.9	26,645.5
Property and equipment, net	531.5	28,978.4	24,960.9
Intangible assets, net	32.5	1,769.5	4,074.0
Goodwill	1,374.5	74,937.9	74,937.9
Other assets	2,491.6	135,836.9	191,031.5
Total assets	80,170.8	4,370,906.1	3,571,155.7
Liabilities:
Interest-bearing deposits	44,722.3	2,438,262.0	2,012,057.9
Non-interest-bearing deposits	9,579.5	522,271.9	452,991.7
Total deposits	54,301.8	2,960,533.9	2,465,049.6
Securities sold under repurchase agreements	3,760.1	205,000.0	70,000.0
Short-term borrowings	2,670.9	145,617.2	112,642.8
Accrued interest payable	1,066.3	58,135.2	51,935.9
Long-term debt	5,414.9	295,219.7	178,366.6
Accrued expenses and other liabilities	4,329.1	236,022.2	296,568.1
Total liabilities	71,543.1	3,900,528.2	3,174,563.0
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,346,688,270 shares and 2,379,419,030 shares, as of March 31, 2012 and March 31, 2013, respectively (see note 1)	87.3	4,758.8	4,693.4
Additional paid-in capital	4,768.3	259,966.3	244,564.7
Advance received pending allotment of shares	4.1	221.5	0
Retained earnings	2,435.3	132,773.3	99,761.6
Statutory reserve	1,288.9	70,269.0	53,248.3
Accumulated other comprehensive income (loss)	8.9	485.4	(7,212.8)
Total HDFC Bank Limited shareholders' equity	8,592.8	468,474.3	395,055.2
Noncontrolling interest in subsidiaries	34.9	1,903.6	1,537.5
Total shareholders' equity	8,627.7	470,377.9	396,592.7
Total liabilities and shareholders' equity	$ 80,170.8	4,370,906.1	3,571,155.7